Bank Borrowings and Bank Overdraft	12 Months Ended
Dec. 31, 2025
Bank Borrowings and Bank Overdraft [Abstract]
BANK BORROWINGS AND BANK OVERDRAFT
15	BANK BORROWINGS AND BANK OVERDRAFT

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Current
Bank overdraft	104,587	-	-
Bank borrowings	736,481	1,173,088	289,045
	841,068	1,173,088	289,045
Non-current
Bank borrowings	2,526,234	3,859,445	950,954
	3,367,302	5,032,533	1,239,999

Bank overdraft

The bank overdraft is secured by the Group’s fixed deposits. The weightage average effective interest rate is NIL (2024: 8.83%) per annum.

Bank borrowing

Maturities of Bank Borrowing
Year ending December 31, 2025	736,481	-	-
Year ending December 31, 2026	782,996	1,173,088	289,045
Year ending December 31, 2027	795,079	1,252,768	308,677
Year ending December 31, 2028	495,036	996,901	245,633
Year ending December 31, 2029	184,632	716,991	176,664
Year ending December 31, 2030	268,491	768,277	189,301
After December 31, 2031	-	124,508	30,679
	3,262,715	5,032,533	1,239,999

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Fair value of non-current borrowing	2,123,289	3,323,249	818,837
Undrawn borrowing facility	2,145,413	2,250,000	554,392
Weighted average interest rate	5.35%	4.60%	4.60%

All borrowings by the company are personally guaranteed by the director. In the event the company is unable to meet its loan obligations, the director will be held accountable and responsible for repaying the loans.

Reconciliation of liabilities arising from financing activities

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Bank borrowing
As at beginning of the year	2,909,469	3,262,715	803,922
Proceeds from borrowing	1,000,000	2,500,000	615,991
Scheduled repayment	(908,930)	(976,305)	(240,558)
Non-cash changes
Finance cost	262,176	246,123	60,644
As at end of the year	3,262,715	5,032,533	1,239,999

Lease liability
As at beginning of the year	209,571	162,577	40,058
Scheduled repayment	(57,084)	(161,328)	(39,751)
Non-cash changes
Addition during the year	-	1,355,647	334,026
Modification	-	(69)	(17)
Imputed interest	10,090	40,750	10,041
Termination	-	(37,339)	(9,199)
As at end of the year	162,577	1,360,238	335,158

Amount due to shareholders
As at beginning of the year	(886)	-	-
Repayment	886	-	-
As at end of the year	-	-	-

Amount due to director
As at beginning of the year	(137,181)	-	-
Repayment	137,181	-	-
As at end of the year	-	-	-